B1 Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Summary of Reportable Segments
Segment information 2025

	Networks	Cloud Software and Services	Enterprise	Other	Group/Total segments

Segment sales	151,014	62,715	21,117	1,835	236,681
Net sales	151,014	62,715	21,117	1,835	236,681

Gross income	75,103	26,132	11,378	55	112,668

Gross margin (%)	49.7%	41.7%	53.9%	3.0%	47.6%

Earnings before financial items and income tax (EBIT) 1)	29,809	5,996	3,239	–410	38,634

EBIT margin (%)	19.7%	9.6%	15.3%	–22.3%	16.3%

Financial income and expenses, net					–332
Income after financial items					38,302

Income tax					–9,588
Net income					28,714

Other segment items

Share of earnings of associated companies	131	9	–93	7	54

Amortizations	–1,865	–19	–1,726	–1	–3,611

Depreciations	–3,835	–1,212	–208	–43	–5,298

Impairment losses	–180	–58	–91	–3	–332

Restructuring charges	–1,006	–1,154	–138	–39	–2,337

Gains/losses on investments and sale of operations 1)	266	–20	7,907	–267	7,886

1)	Segment Enterprise includes a gain of SEK 7.6 billion due to the divestment of iconectiv. For more information, see note B4 ”Other operating income and expenses.”

Segment information 2024

	Networks	Cloud Software and Services	Enterprise	Other	Group/Total segments

Segment sales	158,207	62,635	24,863	2,175	247,880
Net sales	158,207	62,635	24,863	2,175	247,880

Gross income	73,648	23,021	12,788	–92	109,365

Gross margin (%)	46.6%	36.8%	51.4%	–4.2%	44.1%

Earnings (loss) before financial items and income tax (EBIT) 1)2)	25,665	–435	–22,083	1,166	4,313

EBIT margin (%)	16.2%	–0.7%	–88.8%	53.6%	1.7%

Financial income and expenses, net					–1,724
Income after financial items					2,589

Income tax					–2,215
Net income					374

Other segment items
Share of earnings of associated companies	94	2	–	–342	–246

Amortizations	–1,288	–30	–2,661	–1	–3,980

Depreciations	–4,187	–1,381	–274	–198	–6,040

Impairment losses 1)	–305	–87	–15,308	–14	–15,714

Restructuring charges	–1,899	–2,434	–511	–168	–5,012

Gains/losses on investments and sale of operations	–7	10	–165	17	–145

1)
Segment Enterprise includes impairment of goodwill and intangible assets of SEK –15.3 billion, mainly related to the acquisition of Vonage in 2022. For more information, see note C1 ”Intangible assets”.

2)	Segment Other includes a gain of SEK 1.9 billion from the resolution of a commercial dispute, see note B4 ”Other operating income and expenses.”
Segment information 2023

	Networks	Cloud Software and Services	Enterprise	Other	Group/Total segments

Segment sales	171,442	63,630	25,745	2,534	263,351
Net sales	171,442	63,630	25,745	2,534	263,351

Gross income	67,959	22,088	12,016	–461	101,602

Gross margin (%)	39.6%	34.7%	46.7%	–18.2%	38.6%

Earnings (loss) before financial items and income tax (EBIT) 1)	19,382	–220	–38,336	–1,152	–20,326

EBIT margin (%)	11.3%	–0.3%	–148.9%	–45.5%	–7.7%

Financial income and expenses, net					–2,993
Income (loss) after financial items					–23,319

Income tax					–2,785
Net income (loss)					–26,104

Other segment items
Share of earnings of associated companies	83	41	–	–	124

Amortizations	–1,013	–43	–3,401	–1	–4,458

Depreciations	–4,460	–1,470	–274	–495	–6,699

Impairment losses 1)	–527	–176	–31,952	–77	–32,732

Restructuring charges	–4,437	–1,924	–173	13	–6,521

Gains/losses on investments and sale of operations	–24	–39	–16	–206	–285

1)	Segment Enterprise includes impairment of goodwill of SEK –31.9 billion related to the acquisition of Vonage. For more information, see note C1 ”Intangible assets”.

Summary of Products and Services by Segment
Products and Services by Segments

	Networks	Cloud Software and Services	Enterprise	Other	Total

2025

Products	115,488	24,016	4,230	–	143,734

Services	35,526	38,699	16,887	1,835	92,947

Total	151,014	62,715	21,117	1,835	236,681

2024

Products	121,814	22,409	5,927	–	150,150

Services	36,393	40,226	18,936	2,175	97,730

Total	158,207	62,635	24,863	2,175	247,880

2023

Products	131,393	21,672	5,704	–4	158,765

Services	40,049	41,958	20,041	2,538	104,586

Total	171,442	63,630	25,745	2,534	263,351

Summary of Geographical Information

Market area 2025			Net sales			Non-current assets 5)
	Networks	Cloud Software and Services	Enterprise	Other	Total	Total

Americas 1)	64,700	18,248	486	–1	83,433	13,427

Europe, Middle East and Africa 2)	42,485	27,387	876	–	70,748	57,812

South East Asia, Oceania and India 3)	19,269	9,499	46	–	28,814	1,350

North East Asia4)	11,691	4,308	12	–	16,011	1,271

Other 1)2)3)4)6)	12,869	3,273	19,697	1,836	37,675	–

Total	151,014	62,715	21,117	1,835	236,681	73,860

1) of which in the United States 6)					96,467	10,932

2) of which in EU 6)					34,665	43,559

of which in Sweden 6)					3,384	42,565

3) of which in India 6)					12,267	962

4) of which in Japan 6)					8,493	202

4) of which in China 6)					8,197	944

5)	Total non-current assets excluding financial instruments, deferred tax assets, and post-employment benefit assets.
6)	Including IPR licensing revenue reported under Market area Other which is allocated based on the country location of the customer.
Other sales are attributed to countries based on the destination of products or services delivered.

Market area 2024			Net sales			Non-current assets 5)
	Networks	Cloud Software and Services	Enterprise	Other	Total	Total

Americas 1)7)	66,466	18,569	619	87	85,741	19,567

Europe, Middle East and Africa 2)7)	42,597	27,783	942	–12	71,310	65,594

South East Asia, Oceania and India 3)	23,259	9,114	37	–	32,410	1,005

North East Asia 4)	14,477	4,142	18	124	18,761	1,374

Other 1)2)3)4)6)7)	11,408	3,027	23,247	1,976	39,658	–

Total	158,207	62,635	24,863	2,175	247,880	87,540

1) of which in the United States 6)					98,265	17,175

2) of which in EU 6)					35,264	62,126

of which in Sweden 6)					2,341	61,065

3) of which in India 6)					15,194	569

4) of which in Japan 6)					9,072	199

4) of which in China 6)					10,221	1,007

5)	Total non-current assets excluding financial instruments, deferred tax assets, and post-employment benefit assets.
6)	Including IPR licensing revenue reported under Market area Other which is allocated based on the country location of the customer.
Other sales are attributed to countries based on the destination of products or services delivered.
7)	2024 is restated to reflect the changes in the market area structure implemented in 2025.

Market area 2023			Net sales			Non-current assets 5)
	Networks	Cloud Software and Services	Enterprise	Other	Total	Total

Americas 1)7)	54,800	18,433	274	125	73,632	34,714

Europe, Middle East and Africa 2)7)	45,031	28,457	614	72	74,174	63,170

South East Asia, Oceania and India 3)	43,235	10,038	36	9	53,318	886

North East Asia 4)	18,986	4,720	37	189	23,932	1,775

Other 1)2)3)4)6)7)	9,390	1,982	24,784	2,139	38,295	1

Total	171,442	63,630	25,745	2,534	263,351	100,546

1) of which in the United States 6)					85,313	32,133

2) of which in EU 6)					34,257	59,456

of which in Sweden 6)					1,774	58,728

3) of which in India 6)					31,205	535

4) of which in Japan 6)					10,139	132

4) of which in China 6)					10,716	1,449

5)	Total non-current assets excluding financial instruments, deferred tax assets, and post-employment benefit assets.
6)	Including IPR licensing revenue reported under Market area Other which is allocated based on the country location of the customer.
Other sales are attributed to countries based on the destination of products or services delivered.
7)	2023 is restated to reflect the changes in the market area structure implemented in 2025.